Significant accounting policies - Narrative (Details) - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Nov. 30, 2024
Significant Accounting Policies [Line Items]
Deferred revenue		€ 3,927	€ 1,041	€ 1,200
Amortization of intangible assets	[1]	€ 1,792	23	€ 135
Accounts receivable, clearing company, holdback percentage		10.00%
Reserves restricted for dividend distribution		€ 152,900	153,900
Government assistance, award amount					€ 1,400
Government assistance, decrease in expense			€ 1,000
Government Assistance, Expense, Decrease (Increase), Statement of Income or Comprehensive Income [Extensible Enumeration]			Technology and content, including related party
Government assistance, asset increase			€ 400
Government Assistance, Asset, Increase, Statement of Financial Position [Extensible Enumeration]			Property and equipment, net
Customer Concentration Risk | Expedia | Revenue
Significant Accounting Policies [Line Items]
Concentration risk, percentage		33.00%	37.00%	36.00%
Customer Concentration Risk | Expedia | Accounts Receivable
Significant Accounting Policies [Line Items]
Concentration risk, percentage		34.00%	44.00%
Customer Concentration Risk | Booking Holdings | Revenue
Significant Accounting Policies [Line Items]
Concentration risk, percentage		39.00%	38.00%	43.00%
Customer Concentration Risk | Booking Holdings | Accounts Receivable
Significant Accounting Policies [Line Items]
Concentration risk, percentage		22.00%	22.00%
RSUs
Significant Accounting Policies [Line Items]
Award vesting period (in years)		3 years
Software Development Costs
Significant Accounting Policies [Line Items]
Property and equipment useful life (in years)		3 years
Software Enhancement Costs
Significant Accounting Policies [Line Items]
Property and equipment useful life (in years)		3 years
Internal use software and website development costs
Significant Accounting Policies [Line Items]
Amortization of intangible assets		€ 3,200	€ 3,200	€ 3,100
Minimum
Significant Accounting Policies [Line Items]
Performance obligation payment terms		10 days
Accounts receivable due, number of days		10 days
Accounts receivable, clearing company, settlement period (in days)		1 day
Minimum | Stock Option
Significant Accounting Policies [Line Items]
Award vesting period (in years)		1 year
Minimum | Computer equipment, capitalized software and software development cost and furniture and other equipment
Significant Accounting Policies [Line Items]
Property and equipment useful life (in years)		3 years
Maximum
Significant Accounting Policies [Line Items]
Performance obligation payment terms		30 days
Accounts receivable due, number of days		30 days
Accounts receivable, clearing company, settlement period (in days)		3 days
Intangible asset, useful life (in years)		7 years
Maximum | Stock Option
Significant Accounting Policies [Line Items]
Award vesting period (in years)		3 years
Maximum | Computer equipment, capitalized software and software development cost and furniture and other equipment
Significant Accounting Policies [Line Items]
Property and equipment useful life (in years)		8 years

[1]

(2) Includes amortization as follows:
Amortization of internal use software and website development costs included in technology and content	€3,158	€3,185	€3,085
Amortization of acquired technology included in amortization of intangible assets	1,792	23	135